Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of inventories

	June 30, 2012	December 31, 2011

Raw materials	$87	$91
Work in process	394	392
Finished goods	501	409
Total	$982	$892

	2011	2010
Raw materials	$91	$102
Work in process	392	231
Finished goods	409	273

	$892	$606

Schedule of stock-based compensation expense

	Three Months Ended		Six Months Ended
	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Cost of sales	$14	$12	$29	$21
Research and development	11	(35)	66	43
Selling, general and administrative	107	70	217	123
Total stock-based compensation	$132	$47	$312	$187

	December 31,
	2011	2010	2009
Cost of sales	$46	$12	$—
Research and development	153	520	390
Sales, general and administrative	293	93	47

Total stock-based compensation	$492	$625	$437

Summary of calculation of net loss per common share

	Three Months Ended		Six Months Ended
	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Net loss	$(1,383)	$(1,044)	$(2,654)	$(1,954)
Weighted average shares outstanding—basic and diluted	16,342,017	15,734,291	16,293,798	15,163,243
Basic and diluted net loss per share	$(0.08)	$(0.07)	$(0.16)	$(0.13)

	December 31,
	2011	2010	2009
Net loss	$(4,250)	$(10,892)	$(3,337)
Weighted average shares outstanding—basic and diluted	15,557,969	13,431,661	11,069,342

Net loss per share—basic and diluted	(0.27)	(0.81)	(0.30)

Schedule of outstanding potential common shares not included in diluted net loss per share calculations as their effects were not dilutive

	Three Months Ended		Six Months Ended
	June 30, 2012	July 2, 2011	June 30, 2012	July 2, 2011
Employee and non-employee stock options	1,206,000	972,000	1,206,000	972,000
Common shares issuable to underwriters under option purchase agreements	103,125	103,125	103,125	103,125

		December 31,
	2011	2010	2009
Employee and non-employee stock options	1,261,000	813,000	598,000
Common shares issuable to underwriters under option purchase agreements (See note 7)	103,125	—	—
Common shares issuable under investor option purchase agreements (See note 7)	—	—	600,000